Other Non-Current Assets - Summary of Other Non-current Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous non-current assets [Abstract]
Interest in net assets of joint ventures	€ 32	€ 36
Interest in net assets of associates	44	51
Long-term trade and other receivables	265	306
Operating lease prepayments for land	116	115
Fair value of biological assets	17	51
Other non-current assets	83	159
Total other non-current assets	€ 557	€ 718